Property and equipment (Tables)	6 Months Ended
Jun. 30, 2025
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total

December 31, 2023
January 1, 2024	2,958	3,378	—	6,322
Of which right of use assets	1,675	1,374	—	3,049
Acquisitions	15	267	3	285
Of which right of use assets	—	37	—	37
Disposals	—	(18)	—	(18)
Of which right of use assets	—	(18)	—	(18)
Depreciation	(352)	(493)	—	(845)
Of which right of use assets	(288)	(105)	—	(393)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	—	—	—	—
Of which right of use assets	—	—	—	—
June 30, 2024	2,621	3,134	3	5,758
Of which right of use assets	1,387	1,288	—	2,675

(in thousands of euro)	Lands and buildings	Laboratory equipment and other	In progress	Total

January 1, 2025	2,285	2,861	—	5,133
Of which right of use assets	1,269	1,121	—	2,389
Acquisitions	285	276	—	562
Of which right of use assets	285	218	—	503
Disposals	—	(20)	—	(20)
Of which right of use assets	—	(12)	—	(12)
Depreciation	(294)	(413)	—	(707)
Of which right of use assets	(231)	(111)	—	(341)
Transfers	—	—	—	—
Of which right of use assets	—	—	—	—
Foreign exchange variation	(13)	—	—	(13)
Of which right of use assets	(13)	—	—	(13)
June 30, 2025	2,263	2,705	—	4,955
Of which right of use assets	1,310	1,215	—	2,526